Expense Example	Macquarie Growth and Income Fund Class A Expense Example, with Redemption, 1 Year	Macquarie Growth and Income Fund Class A Expense Example, with Redemption, 3 Years	Macquarie Growth and Income Fund Class A Expense Example, with Redemption, 5 Years	Macquarie Growth and Income Fund Class A Expense Example, with Redemption, 10 Years	Macquarie Growth and Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Macquarie Growth and Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Macquarie Growth and Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Macquarie Growth and Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Macquarie Growth and Income Fund Class R6 Expense Example, with Redemption, 1 Year	Macquarie Growth and Income Fund Class R6 Expense Example, with Redemption, 3 Years	Macquarie Growth and Income Fund Class R6 Expense Example, with Redemption, 5 Years	Macquarie Growth and Income Fund Class R6 Expense Example, with Redemption, 10 Years	Macquarie Opportunity Fund Class A Expense Example, with Redemption, 1 Year	Macquarie Opportunity Fund Class A Expense Example, with Redemption, 3 Years	Macquarie Opportunity Fund Class A Expense Example, with Redemption, 5 Years	Macquarie Opportunity Fund Class A Expense Example, with Redemption, 10 Years	Macquarie Opportunity Fund Class C Expense Example, with Redemption, 1 Year	Macquarie Opportunity Fund Class C Expense Example, with Redemption, 3 Years	Macquarie Opportunity Fund Class C Expense Example, with Redemption, 5 Years	Macquarie Opportunity Fund Class C Expense Example, with Redemption, 10 Years	Macquarie Opportunity Fund Institutional Class Expense Example, with Redemption, 1 Year	Macquarie Opportunity Fund Institutional Class Expense Example, with Redemption, 3 Years	Macquarie Opportunity Fund Institutional Class Expense Example, with Redemption, 5 Years	Macquarie Opportunity Fund Institutional Class Expense Example, with Redemption, 10 Years	Macquarie Opportunity Fund Class R Expense Example, with Redemption, 1 Year	Macquarie Opportunity Fund Class R Expense Example, with Redemption, 3 Years	Macquarie Opportunity Fund Class R Expense Example, with Redemption, 5 Years	Macquarie Opportunity Fund Class R Expense Example, with Redemption, 10 Years	Macquarie Opportunity Fund Class R6 Expense Example, with Redemption, 1 Year	Macquarie Opportunity Fund Class R6 Expense Example, with Redemption, 3 Years	Macquarie Opportunity Fund Class R6 Expense Example, with Redemption, 5 Years	Macquarie Opportunity Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	673	881	1,106	1,751	79	246	428	954	70	223	389	870	682	924	1,184	1,929	289	601	1,040	2,258	88	292	512	1,147	138	448	779	1,717	80	269	473	1,064